Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Contractual Amounts With Regard To Other Off-Balance Sheet Instruments) (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Commitments To Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance-sheet instruments	¥ 72,240	¥ 66,702
Commercial Letters Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance-sheet instruments	855	706
Commitments To Make Investments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance-sheet instruments	81	94
Other [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance-sheet instruments	¥ 21